CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reclassification of gains/losses from other comprehensive income to inventories	€ 30	€ 0	€ 0
Non-controlling interests | Aramis SAS
Impact of the reduction in ownership of Aramis upon IPO	178
Retained earnings and other reserves | Aramis SAS
Impact of the reduction in ownership of Aramis upon IPO	€ 121